Investment income and financing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investment income:
Financial assets measured at amortised cost	€ 306	€ 157	€ 286
Financial assets measured at fair value through profit and loss	24	91	147
Investment income	330	248	433
Financial liabilities measured at amortised cost
Bonds	1,722	1,580	1,194
Lease liabilities	374	330
Bank loans and other liabilities	463	626	419
Interest on derivatives	(485)	(354)	(139)
Mark-to-market on derivatives	(1,070)	1,162	424
Foreign exchange	23	205	190
Financing costs	1,027	3,549	2,088
Net financing costs	697	3,301	1,655
Interest capitalised	€ 17	€ 25	€ 0